CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 112,000
Accounts receivable, net	627,000
Prepaid expenses and other current assets	1,800,000
Inventories	1,246,000
TOTAL CURRENT ASSETS	3,785,000
Property and equipment	111,000
Right of use assets	244,000
Other noncurrent asset	290,000
TOTAL ASSETS	4,430,000
CURRENT LIABILITIES
Accounts payable	657,000
Operating lease liability, current	73,000
Other current liabilities	519,000
TOTAL CURRENT LIABILITIES	1,249,000
LONG TERM LIABILITIES
Operating lease liability, non-current	191,000
TOTAL LIABILITIES	1,440,000
STOCKHOLDERS’ EQUITY
Class B Common stock, $0.001 par value – 50,000 shares authorized; nil 0 shares issued and outstanding at December 31, 2021 and 2020
Accumulated deficit	(31,393,000)
TOTAL STOCKHOLDERS’ DEFICIT	(22,010,000)	$ (24,726,000)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	4,430,000
T U R N O N G R E E N I N C [Member]
CURRENT ASSETS
Cash	112,000	258,000
Accounts receivable, net	627,000	872,000
Prepaid expenses and other current assets	1,800,000	92,000
Inventories	1,246,000	332,000
TOTAL CURRENT ASSETS	3,785,000	1,554,000
Property and equipment	111,000	118,000
Right of use assets	244,000	312,000
Other noncurrent asset	290,000	20,000
TOTAL ASSETS	4,430,000	2,004,000
CURRENT LIABILITIES
Accounts payable	657,000	1,066,000
Operating lease liability, current	73,000	64,000
Other current liabilities	519,000	336,000
TOTAL CURRENT LIABILITIES	1,249,000	1,466,000
LONG TERM LIABILITIES
Operating lease liability, non-current	191,000	264,000
TOTAL LIABILITIES	1,440,000	1,730,000
STOCKHOLDERS’ EQUITY
Preferred stock, $0.001 par value – 50,000,000 shares authorized; nil 0 shares issued and outstanding at December 31, 2021 and 2020
Investment by parent	34,383,000	29,840,000
Accumulated deficit	(31,393,000)	(29,566,000)
TOTAL STOCKHOLDERS’ DEFICIT	2,990,000	274,000
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS’ DEFICIT	4,430,000	2,004,000
T U R N O N G R E E N I N C [Member] | Common Class A [Member]
STOCKHOLDERS’ EQUITY
Class B Common stock, $0.001 par value – 50,000 shares authorized; nil 0 shares issued and outstanding at December 31, 2021 and 2020
T U R N O N G R E E N I N C [Member] | Common Class B [Member]
STOCKHOLDERS’ EQUITY
Class B Common stock, $0.001 par value – 50,000 shares authorized; nil 0 shares issued and outstanding at December 31, 2021 and 2020